EARNINGS/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2022 CNY (¥) ¥ / shares shares		Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Profit/(loss):
(Loss)/ profit attributable to ordinary equity holders of the Company	$ (3,570)		¥ (24,623)		¥ (48,152)	¥ 24,336
Weighted average number of ordinary shares in issue during the year	40,948,082		40,948,082		40,720,246	31,308,653
Weighted average number of ordinary shares for basic earning per share	8,189,617	[1]	8,189,617	[1]	8,144,050	6,261,731
Earnings/(loss) per share:
Basic and diluted | (per share)	$ (0.44)		¥ (3.00)		¥ (5.91)	¥ 3.89

[1]	The basic and diluted earnings/(loss) per ordinary share has been adjusted retrospectively for the Share Combination which became effective on April 3, 2023. Refer to Note 31 for further details.